Pension Plan	12 Months Ended
Dec. 31, 2021
Pension Plan
Pension Plan

(21) Pension Plan

Pursuant to the relevant PRC regulations, the Group is required to make contributions at a rate of 20% of employees’ salaries and wages to a defined contribution retirement scheme organized by the local Social Bureau in respect of the retirement benefits for the Group’s employees in the PRC. The total amount of contributions of RMB2,330 (US$366), RMB115, and RMB1,474 for the year ended December 31, 2021, 2020, and 2019 respectively, were charged to administrative expenses in the accompanying consolidated statements of income. The Group has no other obligation to make payments in respect of the retirement benefits of the employees.